Capital Management (Tables)	12 Months Ended
Dec. 31, 2020
Capital Management [Abstract]
Summary of Capitalisation and Ratio	As at December 31, 2020 and 2019, these ratios were as follows:
	2020	2019
Long-term debt	$1,236,210	$1,427,181
Shareholders’ equity	1,406,640	1,527,432
Total capitalization	$2,642,850	$2,954,613
Long-term debt to long-term debt plus equity ratio	0.47	0.48